SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIOS:

                             ----------------------

                             DWS VARIABLE SERIES I:
                             DWS Growth & Income VIP

                             DWS VARIABLE SERIES II:
                                DWS Blue Chip VIP

Effective August 1, 2009, Julie Abbett will no longer serve as a portfolio manager of the above-listed portfolios. All references to Ms. Abbett are hereby deleted.













               Please Retain This Supplement for Future Reference


July 17, 2009                                             [DWS INVESTMENTS LOGO]
VS-3624                                                      Deutsche Bank Group